Related Party Transactions and Balances (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions and Balances (Details) [Line Items]
Due from related parties		$ 110
Related party due amount		$ 280	$ 90
Due to related parties			$ 280
Yuvan Shen [Member]
Related Party Transactions and Balances (Details) [Line Items]
Advanced loan	$ 90